Consolidated Statements of Changes in Shareholders’ Equity - CAD ($) $ in Thousands	Common shares/Public shares	Preferred shares	Total share capital	Accumulated earnings	Equity-settled employee benefits reserve	Foreign currency translation reserve	Total reserves	Total Telesat Corporation/ Telesat Canada shareholders’ equity	Non-controlling Interest	Total
Beginning balance at Dec. 31, 2019	$ 26,580	$ 128,315	$ 154,895	$ 1,031,055	$ 74,877	$ (15,502)	$ 59,375	$ 1,245,325		$ 1,245,325
Net income (loss)				244,820				244,820		244,820
Dividends declared on Director Voting Preferred shares				(10)				(10)		(10)
Issuance of share capital on settlement of restricted share units		803	803		(1,729)		(1,729)	(926)		(926)
Other comprehensive income (loss), net of tax (expense)				(10,109)		(32,422)	(32,422)	(42,531)		(42,531)
Share-based compensation					12,500		12,500	12,500		12,500
Ending balance at Dec. 31, 2020	26,580	129,118	155,698	1,265,756	85,648	(47,924)	37,724	1,459,178		1,459,178
Net income (loss)				85,190				85,190	69,835	155,025
Dividends declared on Director Voting Preferred shares				(10)				(10)		(10)
Issuance of share capital on settlement of restricted share units		16	16					16		16
Other comprehensive income (loss), net of tax (expense)				9,946		(12,073)	(12,073)	(2,127)	25,570	23,443
Share-based compensation					65,134		65,134	65,134	8,590	73,724
Reallocation related to transaction	16,261	(129,134)	(112,873)	(1,010,853)	(112,118)	44,137	(67,981)	(1,191,707)	1,176,624	(15,083)
Ending balance at Dec. 31, 2021	42,841		42,841	350,029	38,664	(15,860)	22,804	415,674	1,280,619	1,696,293
Net income (loss)				(23,396)				(23,396)	(56,721)	(80,117)
Issuance of share capital on settlement of restricted share units	2,142		2,142		(1,224)		(1,224)	918	(2,991)	(2,073)
Exchange of Limited Partnership units for Public Shares	1,571		1,571	21,812	(14)	(183)	(197)	23,186	(23,186)
Other comprehensive income (loss), net of tax (expense)				6,757		36,896	36,896	43,653	131,317	174,970
Final Transaction adjustment									(20,790)	(20,790)
Share-based compensation					20,330		20,330	20,330	47,089	67,419
Ending balance at Dec. 31, 2022	$ 46,554		$ 46,554	$ 355,202	$ 57,756	$ 20,853	$ 78,609	$ 480,365	$ 1,355,337	$ 1,835,702